Income taxes - Summary of income tax expense attributable to geographical jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Income tax expense (recovery)	$ 61,224	$ 138,073
Turkiye
Disclosure of geographical areas [line items]
Income tax expense (recovery)	30,366	93,144
Canada
Disclosure of geographical areas [line items]
Income tax expense (recovery)	16,934	36,622
Greece
Disclosure of geographical areas [line items]
Income tax expense (recovery)	$ 13,924	$ 8,307